Treasury stock	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Treasury stock
23.	Treasury stock

The movement of treasury stock is set out below:

	2016		2017		2018
	Shares (in thousands)	Amount (NT$000)	Shares (in thousands)	Amount (NT$000)	Shares (in thousands)	Amount (NT$000)	Amount (US$000)
January 1	—	—	30,085	1,007,654	30,085	1,007,654	32,919
Treasury stock (repurchased)	30,085	1,007,654	—	—	—	—	—
Capital reduction	—	—	—	—	(4,515)	(45,151)	(1,475)

December 31	30,085	1,007,654	30,085	1,007,654	25,570	962,503	31,444

Pursuant to the ROC Securities and Exchange Act, the number of shares repurchased as treasury stock should not exceed 10% of the number of the Company’s issued shares and the amount repurchased may not exceed the sum of retained earnings, paid-in capital in excess of par value and realized capital surplus.

Pursuant to the ROC Securities and Exchange Act, treasury stock may not be pledged as collateral and is not entitled to dividends before it is reissued.

Pursuant to the ROC Securities and Exchange Act, treasury stock should be reissued to the employees within three years from the reacquisition date and shares not reissued within the three-year period are to be retired. Treasury stock to enhance the Company’s credit rating and the stockholders’ equity should be retired within six months from acquisition.